361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.5%
	BASIC MATERIALS — 3.4%
3,460	Freeport-McMoRan, Inc.[1]	$131,826
911	Sherwin-Williams Co.[1]	265,128
		396,954
	COMMUNICATIONS — 9.9%
11	Alphabet, Inc. - Class A*[1]	29,640
4	Alphabet, Inc. - Class C*[1]	10,818
98	Amazon.com, Inc.*[1]	326,104
4,886	Comcast Corp. - Class A1	287,443
43	Facebook, Inc. - Class A*[1]	15,321
8,328	HC2 Holdings, Inc.*[1]	30,647
306	Uber Technologies, Inc.*[1]	13,299
3,506	Verizon Communications, Inc.[1]	195,565
2,509	ViacomCBS, Inc.[1]	102,693
177	ViacomCBS, Inc.[1]	7,882
2,669	World Wrestling Entertainment, Inc. - Class A1	131,795
		1,151,207
	CONSUMER, CYCLICAL — 12.6%
1,209	Aptiv PLC*[1,2]	201,722
480	Costco Wholesale Corp.[1]	206,266
726	Five Below, Inc.*[1]	141,149
10,519	Ford Motor Co.*[1]	146,740
7,156	Mattel, Inc.*[1]	155,428
707	NIKE, Inc. - Class B1	118,430
4,620	ONE Group Hospitality, Inc.*[1]	42,273
51	Peloton Interactive, Inc. - Class A*[1]	6,020
708	Target Corp.[1]	184,823
1,685	Tenneco, Inc. - Class A*[1]	29,336
277	Tesla, Inc.*[1]	190,354
325	Walmart, Inc.[1]	46,329
		1,468,870
	CONSUMER, NON-CYCLICAL — 33.7%
334	Abbott Laboratories[1]	40,407
2,614	AbbVie, Inc.[1]	304,008
2,329	Andersons, Inc.[1]	62,184
2,061	Avid Bioservices, Inc.*[1]	52,865
32	Biogen, Inc.*[1]	10,455
3,387	Bristol-Myers Squibb Co.[1]	229,876
2,064	Bruker Corp.[1]	169,764
2,933	Colgate-Palmolive Co.[1]	233,174
2,676	Community Health Systems, Inc.*[1]	35,644
1,652	Eagle Pharmaceuticals, Inc.*[1]	76,818

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
683	Estee Lauder Cos., Inc. - Class A1	$228,006
1,116	Exact Sciences Corp.*[1]	120,350
821	Gartner, Inc.*[1]	217,343
1,477	Gilead Sciences, Inc.[1]	100,864
1,735	Hershey Co.[1]	310,357
1,103	Horizon Therapeutics PLC*[1,2]	110,322
2,583	Kroger Co.[1]	105,128
2,041	Lamb Weston Holdings, Inc.[1]	136,278
483	Merck & Co., Inc.[1]	37,128
259	Moderna, Inc.*[1]	91,582
3,975	Nature's Sunshine Products, Inc.[1]	69,920
657	Neurocrine Biosciences, Inc.*[1]	61,239
31	Novocure Ltd.*[1,2]	4,774
976	Organogenesis Holdings, Inc.*[1]	14,972
342	Organon & Co.*[1]	9,921
52	PepsiCo, Inc.[1]	8,161
8,576	Pfizer, Inc.[1]	367,139
281	Portage Biotech, Inc.*[1,2]	4,254
452	Sanderson Farms, Inc.[1]	84,452
536	Seagen, Inc.*[1]	82,217
539	Square, Inc. - Class A*[1]	133,273
4,041	Stereotaxis, Inc.*[1]	36,814
2,889	Talis Biomedical Corp.*[1]	29,757
8,738	Viatris, Inc.[1]	122,944
1,114	Zoetis, Inc.[1]	225,808
		3,928,198
	ENERGY — 0.1%
31	Enphase Energy, Inc.*[1]	5,878
	FINANCIAL — 6.5%
1,264	Atlanticus Holdings Corp.*[1]	54,959
579	Brookfield Asset Management, Inc. - Class A2	31,260
1,753	Cboe Global Markets, Inc.[1]	207,678
9,804	GoHealth, Inc. - Class A*[1]	86,275
5,675	Iron Mountain, Inc. - REIT[1]	248,338
2,042	Ocwen Financial Corp.*[1]	53,398
4,942	Provident Bancorp, Inc.[1]	77,985
		759,893
	INDUSTRIAL — 7.3%
1,150	Amphenol Corp. - Class A1	83,363
2,212	C.H. Robinson Worldwide, Inc.[1]	197,244
4,479	Carrier Global Corp.[1]	247,465

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
1,777	Louisiana-Pacific Corp.[1]	$98,517
1,161	United Parcel Service, Inc. - Class B1	222,169
		848,758
	TECHNOLOGY — 21.8%
897	Accenture PLC - Class A1,2	284,959
1,072	Activision Blizzard, Inc.[1]	89,641
230	Advanced Micro Devices, Inc.*[1]	24,424
2,056	Apple, Inc.	299,888
571	Autodesk, Inc.*[1]	183,365
1,395	Black Knight, Inc.*[1]	115,520
3,185	Cognizant Technology Solutions Corp. - Class A1	234,193
679	Electronic Arts, Inc.[1]	97,749
4,570	Genpact Ltd.[1,2]	227,632
260	HubSpot, Inc.*[1]	154,965
389	Intuit, Inc.[1]	206,158
1,310	Microsoft Corp.[1]	373,232
11,692	Smith Micro Software, Inc.*[1]	66,177
469	Take-Two Interactive Software, Inc.*[1]	81,334
2,076	Teradata Corp.*[1]	103,094
		2,542,331
	UTILITIES — 2.2%
4,318	AES Corp.[1]	102,337
1,516	Atmos Energy Corp.[1]	149,462
		251,799
	TOTAL COMMON STOCKS
	(Cost $10,409,219)	11,353,888
	PREFERRED STOCKS — 0.0%
	FINANCIAL — 0.0%
61	Brookfield Property Preferred LP2,3	1,518
	TOTAL PREFERRED STOCKS
	(Cost $1,512)	1,518

Principal Amount
	SHORT-TERM INVESTMENTS — 26.0%
$3,026,596	UMB Money Market Fiduciary, 0.01%[4]	3,026,596
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,026,596)	3,026,596

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Value
TOTAL INVESTMENTS — 123.5%
(Cost $13,437,327)	$14,382,002
Liabilities in Excess of Other Assets — (23.5)%	(2,740,693)
TOTAL NET ASSETS — 100.0%	$11,641,309

Number of Shares
	SECURITIES SOLD SHORT — (26.6)%
	COMMON STOCKS — (26.6)%
	COMMUNICATIONS — (1.4)%
(15,753)	Entercom Communications Corp.*	(56,238)
(3,404)	RealReal, Inc.*	(56,200)
(1,157)	TripAdvisor, Inc.*	(43,908)
		(156,346)
	CONSUMER, CYCLICAL — (7.1)%
(1,273)	American Airlines Group, Inc.*	(25,944)
(1,031)	Bath & Body Works, Inc.	(82,552)
(1,396)	Boyd Gaming Corp.*	(79,572)
(323)	Caesars Entertainment, Inc.*	(28,217)
(821)	Cooper-Standard Holdings, Inc.*	(21,387)
(1,914)	Copa Holdings S.A. - Class A*[2]	(135,722)
(2,167)	DraftKings, Inc. - Class A*	(105,099)
(2,987)	GAN Ltd.*[2]	(45,701)
(738)	Kura Sushi USA, Inc. - Class A*	(35,882)
(1,749)	Lindblad Expeditions Holdings, Inc.*	(23,944)
(983)	Nordstrom, Inc.*	(32,537)
(705)	Norwegian Cruise Line Holdings Ltd.*[2]	(16,941)
(1,877)	OneSpaWorld Holdings Ltd.*[2]	(18,545)
(5,380)	Party City Holdco, Inc.*	(45,945)
(4,632)	Regis Corp.*	(36,917)
(242)	Royal Caribbean Cruises Ltd.*[2]	(18,602)
(808)	Shift Technologies, Inc.*	(6,828)
(1,750)	Vroom, Inc.*	(64,820)
		(825,155)
	CONSUMER, NON-CYCLICAL — (6.2)%
(94)	Acadia Healthcare Co., Inc.*	(5,802)
(12,187)	ADT, Inc.	(127,842)
(1,778)	Applied Therapeutics, Inc.*	(30,599)
(702)	Beyond Meat, Inc.*	(86,135)
(452)	IGM Biosciences, Inc.*	(30,741)
(1,971)	Oak Street Health, Inc.*	(124,252)
(4,148)	Provention Bio, Inc.*	(25,178)
(298)	Quidel Corp.*	(42,158)
(322)	Reata Pharmaceuticals, Inc. - Class A*	(40,350)
(2,491)	Sabre Corp.*	(29,369)

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(1,225)	Shift4 Payments, Inc. - Class A*	$(109,258)
(5,137)	SOC Telemed, Inc.*	(23,579)
(3,920)	Vivint Smart Home, Inc.*	(48,098)
		(723,361)
	ENERGY — (1.5)%
(5,653)	EQT Corp.*	(103,958)
(578)	ProPetro Holding Corp.*	(4,364)
(2,443)	Shoals Technologies Group, Inc. - Class A*	(71,067)
		(179,389)
	FINANCIAL — (2.3)%
(769)	Air Lease Corp.	(32,575)
(2,946)	Home Point Capital, Inc.*	(14,671)
(1,028)	Lemonade, Inc.*	(89,498)
(221)	Lincoln National Corp.	(13,618)
(5,866)	MGIC Investment Corp.	(81,185)
(1,349)	Park Hotels & Resorts, Inc. - REIT*	(24,957)
(1,000)	Seritage Growth Properties - REIT*	(15,870)
		(272,374)
	INDUSTRIAL — (3.5)%
(881)	Axon Enterprise, Inc.*	(163,884)
(1,809)	Mercury Systems, Inc.*	(119,394)
(634)	Spirit AeroSystems Holdings, Inc. - Class A	(27,395)
(4,016)	Tutor Perini Corp.*	(56,505)
(6,913)	Yellow Corp.*	(35,947)
		(403,125)
	TECHNOLOGY — (2.9)%
(1,585)	C3.ai, Inc. - Class A*	(79,805)
(1,528)	Cree, Inc.*	(141,737)
(2,236)	DarioHealth Corp.*	(33,182)
(940)	Fastly, Inc. - Class A*	(45,186)
(4,736)	Rekor Systems, Inc.*	(37,320)
		(337,230)
	UTILITIES — (1.7)%
(1,555)	Brookfield Renewable Corp. - Class A2	(65,994)
(15,031)	PG&E Corp.*	(132,123)
		(198,117)
	TOTAL COMMON STOCKS
	(Proceeds $3,350,916)	(3,095,097)

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $3,350,916)	$(3,095,097)

LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $11,022,739, which represents 94.69% of total net assets of the Fund.
[2]Foreign security denominated in U.S. Dollars.
[3]Callable.
[4]The rate is the annualized seven-day yield at period end.